Investment in Available For Sale Securities	12 Months Ended
Dec. 31, 2012
Investment In Available For Sale Securities [Abstract]
Investments in available for sale securities
NOTE 24: INVESTMENTS IN AVAILABLE FOR SALE SECURITIES

On March 18, 2010, Navios Holdings sold to Navios Partners the Navios Aurora II, on November 15, 2010 both the Navios Melodia and the Navios Fulvia and on May 19, 2011 both the Navios Luz and the Navios Orbiter. Out of the $417,000 total purchase price of these five vessels, $372,000 was paid in cash and the remaining amount was paid through the receipt of 2,470,505 common units of Navios Partners (see Note 7 and 19). All common units that the Company received from the sale of the vessels to Navios Partners were accounted for under guidance for available-for-sale securities until December 31, 2011.
On January 1, 2012, all of the outstanding subordinated units converted into 7,621,843 common units of Navios Partners (excluding the Series A subordinated units, which are a separate class of subordinated units). The Company concluded that the Conversion resulted in a change in the form of its investment in Navios Partners that was a reconsideration event pursuant to ASC 323-10-15-16a. As a result, the Company's entire investment in Navios Partners (a portion of which was previously accounted for as available-for-sale securities) is accounted for by the equity method from January 1, 2012. As a result, the carrying value of the available-for sale securities of $82,572 plus the amount reflected in other comprehensive losses of $6,158 (in each case, as of December 31, 2011) was reclassified to “Investments in Affiliates” (See Note 9).
As of December 31, 2012 and 2011, Navios Holdings retained in total 138,479 and 11,413 shares of Korea Line Corporation (“KLC”), respectively, as partial compensation for the claims filed under the Korean court, for all unpaid amounts by KLC in respect of the employment of the vessels. As of December 31, 2012 and 2011, the carrying amount of the AFS securities related to KLC was $559 and $332, respectively.
The shares received from KLC were accounted for under guidance for available-for-sale securities (the “AFS Securities”). Accordingly, unrealized gains and losses on these securities are reflected directly in equity unless an unrealized loss is considered “other-than-temporary,” in which case it is transferred to the statements of income. The Company has no other types of available for sale securities.
As of December 31, 2012 and 2011, the carrying amounts of the AFS Securities were $559 and $82,904, respectively, and the unrealized holding (losses)/gains related to these AFS Securities included in “Accumulated Other Comprehensive (Loss)/Income” were ($558), $6,166 and $32,624, respectively, as of December 31, 2012, 2011 and 2010. During 2012, 2011, and 2010, the Company did not recognize in earnings any realized losses.